Leases - Schedule of Components of Lease Expenses for Operating and Finance Lease (Detail) - SOLV Energy Holdings LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
Operating lease expense	$ 3,043	$ 2,552	$ 2,163
Short-term lease expense	64,894	53,645	66,673
Variable lease expense	0	0	0
Total operating lease expense	67,937	56,197	68,836
Finance leases:
Depreciation on assets under finance lease	9,626	6,279	4,007
Interest on finance lease liabilities	2,045	1,424	865
Total finance lease expense	$ 11,671	$ 7,703	$ 4,872